Deferred Taxation - Summary of Movements in Net Deferred Tax (Liabilities)/Assets of the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ 831	¥ 677
(Charged)/ credited to profit or loss	4,149	123	¥ 294
Charged to other comprehensive income	18	31
At the end of the year	4,998	831	677
Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	831
At the end of the year		831
Provision for lease return costs for aircraft and engines [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	1,075	882
(Charged)/ credited to profit or loss		193
Charged to other comprehensive income	34
At the end of the year	1,109	1,075	882
Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	53	126
(Charged)/ credited to profit or loss	8	(73)
At the end of the year	61	53	126
Impairment provision for flight equipment spare parts [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	53
At the end of the year		53
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	76	75
(Charged)/ credited to profit or loss	4	1
At the end of the year	80	76	75
Impairment provision for receivables [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	76
At the end of the year		76
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	101	103
(Charged)/ credited to profit or loss	14	(2)
At the end of the year	115	101	103
Impairment provision for property, plant, and equipment [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	101
At the end of the year		101
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	6	7
Charged to other comprehensive income	30	(1)
At the end of the year	36	6	7
Derivative financial instruments [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	6
At the end of the year		6
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	71	89
(Charged)/ credited to profit or loss	(1)	(18)
At the end of the year	70	71	89
Other payables and accruals [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	71
At the end of the year		71
Loss to cover [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	66
(Charged)/ credited to profit or loss	3,633	66
At the end of the year	3,699	66
Safety equipment tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss	10
At the end of the year	10
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	1	2
(Charged)/ credited to profit or loss		(1)
At the end of the year	1	1	2
Aged payables [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	1
At the end of the year		1
Lease liabilities/Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(352)	(328)
(Charged)/ credited to profit or loss	352	(24)
At the end of the year		(352)	(328)
Lease liabilities/Right-of-use assets [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss	94
Net deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	1,484	1,338
(Charged)/ credited to profit or loss	3,797	147
Charged to other comprehensive income	30	(1)
At the end of the year	5,311	1,484	1,338
Net deferred tax assets [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	1,484
At the end of the year		1,484
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(18)	(55)
Charged to other comprehensive income	(82)	37
At the end of the year	(100)	(18)	(55)
Derivative financial instruments [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(18)
At the end of the year		(18)
Net deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
(Charged)/ credited to profit or loss	352
Charged to other comprehensive income	(12)
At the end of the year	(313)
Net deferred tax liabilities [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(653)	(661)
(Charged)/ credited to profit or loss		(24)
Charged to other comprehensive income		32
At the end of the year		(653)	(661)
Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year		6
(Charged)/ credited to profit or loss	7	(6)
At the end of the year	7		6
Government Grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	35	42
(Charged)/ credited to profit or loss	(6)	(7)
At the end of the year	29	35	42
Government Grants [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	35
At the end of the year		35
Sale and lease back transaction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year		6
(Charged)/ credited to profit or loss		(6)
At the end of the year			6
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	(283)	(278)
Charged to other comprehensive income	70	(5)
At the end of the year	(213)	(283)	¥ (278)
Investments in equity instruments designated at fair value through other comprehensive income [member] | Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
At the beginning of the year	¥ (283)
At the end of the year		¥ (283)